Current and non-current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Current and non-current inventories
Materials and supplies	€ 1,628	€ 1,515
Semi-finished, finished products and goods	3,260	4,962
Inventories	6,186	7,709
Inventories held for compliance purposes	1,576	1,786
Accumulated impairment
Current and non-current inventories
Inventories	583	672
Natural gas and oil products
Current and non-current inventories
Semi-finished, finished products and goods	2,376	3,818
Chemical products
Current and non-current inventories
Semi-finished, finished products and goods	666	790
Oil and petroleum
Current and non-current inventories
Inventories held for compliance purposes	1,555	1,764
Exploration & Production
Current and non-current inventories
Materials and supplies	€ 1,490	€ 1,387